Organization - Schedule of Discontinued Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Entities [Member]
Schedule of Discontinued Operation [Line Items]
Net Revenues	$ 11,098	$ 11,479	$ 11,334
Cost of revenues	(8,594)	(7,256)	(5,756)
Total gross profit	2,504	4,223	5,578
Operating expenses:
Sales and marketing expenses			(27)
General and administrative expenses	(2,435)	(1,928)	(1,748)
Research and development expenses	(1,257)	(1,238)	(1,140)
Total operating expenses	(3,692)	(3,166)	(2,915)
Operating income (loss)	(1,188)	1,057	2,663
Interest income	261	3	23
Interest expense, net			(88)
Other income	884	17	26
Foreign exchange (loss) gain	39	1,291	(24)
Income (loss) from discontinued operation, before income taxes	(4)	2,368	2,600
Income tax benefit (expense)	(135)	(1,078)	(59)
Income (loss) from discontinued operations	$ (139)	$ 1,290	2,541
HHE [Member]
Schedule of Discontinued Operation [Line Items]
Net Revenues			4,034
Cost of revenues			(8,160)
Total gross profit			(4,126)
Operating expenses:
Sales and marketing expenses			(142)
General and administrative expenses			(4,044)
Total operating expenses			(4,186)
Operating income (loss)			(8,312)
Interest expense, net			(343)
Other expense			(1,261)
Income (loss) from discontinued operation, before income taxes			(9,916)
Income tax benefit (expense)
Income (loss) from discontinued operations			$ (9,916)